SHORT-TERM INVESTMENTS (Schedule of Reconciliation of Trading Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trading securities [Line items]
Balance at beginning of period
Purchase	$ 67,986
Sale	63,822
Dividends Received	19
Gains (losses)	(1,212)
Exchange loss	(94)
Balance at end of period	$ 2,858
Equity securities [Member]
Trading securities [Line items]
Balance at beginning of period
Purchase	$ 20,781
Sale	$ 19,656
Dividends Received
Gains (losses)	$ (837)
Exchange loss	(24)
Balance at end of period	$ 264
Corporate bonds [Member]
Trading securities [Line items]
Balance at beginning of period
Purchase	$ 23,470
Sale	22,722
Dividends Received	19
Gains (losses)	6
Exchange loss	(13)
Balance at end of period	$ 741
Funds [Member]
Trading securities [Line items]
Balance at beginning of period
Purchase	$ 23,428
Sale	$ 21,444
Dividends Received
Gains (losses)	$ (71)
Exchange loss	(57)
Balance at end of period	$ 1,856
Futures [Member]
Trading securities [Line items]
Balance at beginning of period
Purchase	$ 307
Sale
Dividends Received
Gains (losses)	$ (310)
Exchange loss
Balance at end of period	$ (3)